CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 297,376	$ 925,923
Prepaid expenses	251,628	463,999
Total current assets	549,004	1,389,922
Investments held in Trust Account	500,143,016	500,098,582
Prepaid insurance - non-current	78,569
Total assets	500,770,589	501,488,504
Current liabilities:
Accounts payable	77,617	10,991
Accrued expenses	7,376,317	48,022
Franchise tax payable	98,907	69,945
Promissory note - related party	300,000
Other current liabilities	4,404
Total current liabilities	7,857,245	128,958
Warrant Liabilities	38,226,667	47,506,670
Total liabilities	46,083,912	47,635,628
Commitments and contingencies (Note 7)
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at June 30,2021 and December 31,2020
Additional paid-in capital	23,750	15,848,758
Accumulated deficit	(45,481,339)	(10,850,513)
Total stockholders' deficit	(45,456,339)	5,000,006
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	500,770,589	501,488,504
Class A Common Stock
Stockholders' (Deficit) Equity:
Common stock, $0.0001 par value; 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020 and 77,285,983 shares authorized; 50,000,000 shares issued and outstanding as of December 31, 2019		511
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively	500,143,016	448,852,870
Class B Common Stock
Stockholders' (Deficit) Equity:
Common stock, $0.0001 par value; 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020 and 77,285,983 shares authorized; 50,000,000 shares issued and outstanding as of December 31, 2019	1,250	1,250	[1]
Additional Paid-in Capital
Stockholders' (Deficit) Equity:
Total stockholders' deficit	23,750	15,848,758
Accumulated Deficit
Stockholders' (Deficit) Equity:
Total stockholders' deficit	(45,481,339)	(10,850,513)
Common Stock | Class A Common Stock
Stockholders' (Deficit) Equity:
Total stockholders' deficit		511
Common Stock | Class B Common Stock
Stockholders' (Deficit) Equity:
Total stockholders' deficit	$ 1,250	$ 1,250

[1]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 6).